Schedule of Investments February 29, 2020 (unaudited)

Tortoise North American Pipeline Fund

	Shares	Fair Value
Common Stock - 81.0% (1)
Canada Crude Oil Pipelines - 16.6% (1)
Enbridge Inc.	842,683	$31,541,625
Gibson Energy Inc.	281,765	5,378,148
Inter Pipeline Ltd.	809,310	11,974,592
Pembina Pipeline Corporation	485,820	17,500,017
		66,394,382
Canada Natural Gas/Natural Gas Liquids Pipelines - 12.8% (1)
AltaGas Ltd.	539,048	8,060,118
Keyera Corp.	416,910	10,007,704
TC Energy Corporation	630,195	32,990,708
		51,058,530
United States Crude Oil Pipelines - 0.4% (1)
Plains GP Holdings, L.P.	115,408	1,589,168
United States Local Distribution Companies - 18.7% (1)
Atmos Energy Corporation	161,961	16,722,473
Chesapeake Utilities Corporation	31,398	2,684,529
New Jersey Resources Corporation	184,942	6,530,302
NiSource Inc.	645,905	17,452,353
Northwest Natural Holding Co.	58,587	3,853,267
ONE Gas, Inc.	101,844	8,365,466
South Jersey Industries, Inc.	178,795	4,836,405
Southwest Gas Corporation	105,670	6,834,736
Spire Inc.	98,401	7,384,995
		74,664,526
United States Natural Gas Gathering/Processing - 5.9% (1)
Antero Midstream Corp.	575,077	2,507,336
Archrock, Inc.	246,946	1,740,969
EnLink Midstream, LLC	500,396	1,906,509
Equitrans Midstream Corp.	394,741	2,786,872
Rattler Midstream LP	21,754	273,883
Targa Resources Corp.	450,635	14,600,574
		23,816,143
United States Natural Gas/Natural Gas Liquids Pipelines - 26.5% (1)
Altus Midstream Co. (2)	85,584	124,953
Cheniere Energy, Inc. (2)	291,377	14,944,726
Kinder Morgan, Inc.	1,612,623	30,913,983
National Fuel Gas Company	166,935	6,111,490
ONEOK, Inc.	420,002	28,022,533
Tallgrass Energy LP	93,428	2,061,956
The Williams Companies, Inc.	1,232,435	23,477,887
		105,657,528
United States Other - 0.1% (1)
New Fortress Energy LLC (2)	29,485	414,264
Total Common Stock
(Cost $337,753,159)		323,594,541

Master Limited Partnerships - 17.4% (1)
United States Crude Oil Pipelines - 2.0% (1)
BP Midstream Partners LP	29,624	394,591
Delek Logistics Partners LP	3,989	85,723
Genesis Energy, L.P.	68,502	680,225
NuStar Energy L.P.	61,018	1,385,109
PBF Logistics LP	17,476	331,520
Plains All American Pipeline, L.P.	271,310	3,708,808
Shell Midstream Partners, L.P.	79,716	1,363,941
USD Partners LP	5,505	49,765
		7,999,682
United States Natural Gas Gathering/Processing - 1.2% (1)
CNX Midstream Partners LP	23,496	275,138
Crestwood Equity Partners LP	30,560	636,870
Enable Midstream Partners, LP	31,622	196,056
EQM Midstream Partners LP	51,070	886,575
Hess Midstream LP	10,380	198,050
Noble Midstream Partners LP	20,755	318,589
Oasis Midstream Partners LP	5,423	65,076
USA Compression Partners LP	30,608	418,718
Western Midstream Partners LP	123,824	1,617,142
		4,612,214
United States Natural Gas/Natural Gas Liquids Pipelines - 10.1% (1)
Cheniere Energy Partners, L.P.	25,988	880,993
DCP Midstream Partners, LP	55,661	867,755
Energy Transfer LP	1,428,997	15,833,287
Enterprise Products Partners L.P.	923,968	21,565,413
TC PipeLines, LP	33,670	1,277,777
		40,425,225
United States Refined Product Pipelines - 4.1% (1)
CrossAmerica Partners LP	5,942	100,182
Global Partners LP	17,332	335,374
Holly Energy Partners, L.P.	25,957	538,348
Magellan Midstream Partners, L.P.	141,879	7,739,499
MPLX LP	236,657	4,801,771
Phillips 66 Partners LP	35,346	1,921,762
Sprague Resources LP	4,747	58,341
Sunoco LP	32,200	870,366
		16,365,643
Total Master Limited Partnerships
(Cost $82,127,506)		69,402,764

Short-Term Investment - 1.4% (1)
United States Investment Company - 1.4% (1)
Invesco Government & Agency Portfolio - Institutional Class, 1.49% (3)
(Cost $5,491,531)	5,491,531	5,491,531

Total Investments - 99.8% (1)
(Cost $425,372,196)		398,488,836
Other Assets in Excess of Liabilities, Net - 0.2%(1)		701,237
Total Net Assets - 100.0%(1)		$399,190,073

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 29, 2020.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Common Stock	$323,594,541	$-	$-	$323,594,541
Master Limited Partnerships	69,402,764	-	-	69,402,764
Short-Term Investment	5,491,531	-	-	5,491,531
Total Investments	$398,488,836	$-	$-	$398,488,836

Refer to the Fund's Schedule of Investments for additional industry information.